PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows (in thousands):

	December 31, 2012	December 31, 2011
Land and mineral deposits	$41,922	$43,108
Buildings and improvements	12,922	14,069
Machinery and equipment	65,448	62,100
Mixers, trucks and other vehicles	36,100	31,138
Other, including construction in progress	2,752	879
	159,144	151,294
Less: accumulated depreciation and depletion	(38,273)	(25,069)
	$120,871	$126,225

As of December 31, the net carrying amounts of mineral deposits were $13.2 million in 2012 and $12.9 million in 2011.